Earnings Per Common Share (EPS) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Basic and diluted:
Income from continuing operations									$ 5,359	$ 4,482	$ 4,899
Earnings allocated to participating share awards	(11)	(12)	(13)	(11)	(7)	(14)	(14)	(14)	(47)	(49)	(58)
Income from discontinued operations									0	0	36
Net income attributable to common shareholders									5,312	4,433	4,877
Denominator:
Basic: Weighted-average common stock									1,082	1,135	1,178
Add: Weighted-average stock options									7	6	6
Diluted									1,089	1,141	1,184
Basic EPS:
Income from continuing operations attributable to common shareholders	$ 1.22	$ 1.26	$ 1.28	$ 1.15	$ 0.57	$ 1.10	$ 1.16	$ 1.07	$ 4.91	$ 3.91	$ 4.11
Income from discontinued operations									$ 0	$ 0	$ 0.03
Net income attributable to common shareholders									$ 4.91	$ 3.91	$ 4.14
Diluted EPS:
Income from continuing operations attributable to common shareholders	$ 1.21	$ 1.25	$ 1.27	$ 1.15	$ 0.56	$ 1.09	$ 1.15	$ 1.07	$ 4.88	$ 3.89	$ 4.09
Income from discontinued operations									$ 0	$ 0	$ 0.03
Net income attributable to common shareholders									$ 4.88	$ 3.89	$ 4.12
Earnings Per Common Share (Textuals) [Abstract]
Subordinated debentures	$ 750				$ 750				$ 750	$ 750	$ 750
Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per Share, amount									0.1	7.6	19.2